Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the Assumptions Used To Value The Company's Option Grants

The assumptions used to value the Company’s option grants for the years ended March 31, 2017 and 2018 were as follows:

Valuation Dates	2017	2018
Expected term	10 years	10 years
Expected volatility	49.24%-50.37%	47.49%
Exercise multiple	2.2~2.8	2.2~2.8
Expected dividend yield	—	—
Risk-free interest rate	1.58%-1.7%	2.4%
Expected forfeiture rate (post vesting)	3% for staff 0% for management	3% for staff 0% for management
Fair value of the underlying shares on the date of option grants (US$)	0.37~0.40	0.45
Fair value of share option (US$)	0.11~0.39	0.14

Summary of Option Activities Under The Global Share Plan

The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2016	148,864,966	0.03	8.73	17,810

Granted	54,021,775	0.29

Forfeited or cancelled (post-vesting)	(12,104,011)	0.27

Outstanding as of April 1, 2017	190,782,730	0.09	8.15	60,728
Granted	470,000	1.10
Forfeited or cancelled (post-vesting)	(7,847,720)	0.29

Outstanding as of March 31, 2018	183,405,010	0.08	6.78	107,465

Exercised	(87,990,491)	0.01
Forfeited or cancelled (post-vesting)	(3,872,425)	0.30

Outstanding as of March 31, 2019	91,542,094	0.14

Vested and expected to vest as of March 31, 2019	91,542,094	0.14	5.16	36,009

Exercisable as of March 31, 2019	81,792,426	0.12	4.36	33,696

Summary of Activities of the Service-Based RSUs

A summary of activities of the service-based RSUs for the years ended March 31, 2017, 2018 and 2019 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2016 and 2017	—	—
Granted	5,335,560	0.45
Vested	(93,500)	0.45
Forfeited	(347,000)	0.45

Unvested at March 31, 2018	4,895,060	0.45
Granted	78,715,557	0.67
Vested	(6,114,640)	0.63
Forfeited	(9,212,850)	0.64

Unvested at March 31, 2018	68,283,127	0.66